Note 3 - Acquisitions (Details Textual) $ in Thousands		1 Months Ended		4 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 01, 2019 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 21, 2020 USD ($)	Sep. 30, 2020	Dec. 31, 2020 USD ($)
Payments to Acquire Oil and Gas Property and Equipment, Total				$ 1,200		$ 2,100	$ 3,300	$ 3,300
Number of Vertical Producing Properties Acquired									3	3
Number of Salt Water Disposal Wells Acquired									2	2
HighPeak Energy Assets II, LLC [Member] | Grenadier Acquisition [Member]
Payments to Acquire Businesses, Gross	$ 615,000		$ 615,000
Business Combination, Escrow Deposit Not Credited Toward Purchase Price				$ 15,000						$ 15,000
Business Combination, Escrow Deposit		$ 61,500
HPK, LP [Member] | Grenadier Acquisition [Member]
Payments to Acquire Businesses, Gross		30,750
Business Combination, Amount of Deposit Released from Escrow		30,750
Business Combination, Escrow Deposit Not Credited Toward Purchase Price		$ 15,000
Business Combination Terminated, Charge to Expense					$ 76,500		$ 76,500